Pay vs Performance Disclosure - USD ($)	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “—Executive Officer and Director Compensation.”

The amounts set forth below under the headings “CAP to Dr. Kirk,” “CAP to Mr. Fowler,” and “Average CAP to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules, and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year	Summary Compensation Table Total for Dr. Kirk (PEO) ($)(1)	CAP to Dr. Kirk (PEO) ($)(1)(2)		Summary Compensation Table Total for Mr. Fowler (PEO) ($)(1)	CAP to Mr. Fowler (PEO) ($)(1)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average CAP to Non-PEO NEOs ($)(2)(3)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($) (in millions)(5)
2023	2,602,155	1,048,315	(6)	4,830,882	(679,405)	(6)	1,989,501	(716,948)	(6)	5.67	(101.9)
2022	—	—		6,193,511	(4,951,630)	(7)	2,545,888	(1,082,456)	(7)	42.11	(68.2)

_________________________________

(1)
Dr. Kirk is our current PEO and was our PEO from November 2023 through the end of fiscal year 2023. Mr. Fowler was our PEO for fiscal year 2022 and from January 2023 to November 2023 of fiscal year 2023.
(2)
In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718 and did not materially differ from those disclosed at the time of grant. The CAP amounts reported in 2023 also include the incremental fair value of option awards to our PEOs and Non-PEO NEOs that were repriced in July 2023, computed as the excess fair value of the modified award over the fair value of the original award upon vesting of the modified award. See “—Narrative Disclosure to Summary Compensation Table—Equity-Based Incentive Awards—July 2023 Option Repricing” above for a description of the material terms of the Option Repricing.
(3)
Our Non-PEO NEOs reflected in these columns are (a) for fiscal year 2023, Mr. Belsky, Dr. Mordwinkin and Dr. Henig, and (b) for fiscal year 2022, Dr. Kirk and Dr. Henig.
(4)
The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
(5)
The amounts reflected in this column represent the net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.
(6)
For fiscal year 2023, the CAP to Dr. Kirk and Mr. Fowler and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Dr. Kirk (PEO) ($)	Mr. Fowler (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2023 Summary Compensation Table	2,602,155	4,830,882	1,989,501
Less, Grant Date Fair Value of Option Awards Reported in the 2023 Summary Compensation Table	(1,957,470)	(4,291,533)	(1,388,304)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested at the End of 2023	829,580	683,868	129,230
Plus, Change in Fair Value from the End of 2022 to the End of 2023 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	(729,096)	(2,705,769)	(727,123)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	746,183	2,307,379	383,865
Plus, Change in Fair Value of Awards from the End of 2022 to Vesting Date Granted in Prior Years that Vested in 2023	(443,037)	(1,504,232)	(474,875)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—	(629,242)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—	—
CAP for Fiscal Year 2023	1,048,315	(679,405)	(716,948)

(7)
For fiscal year 2022, the CAP to Mr. Fowler and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	Mr. Fowler (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2022 Summary Compensation Table	6,193,511	2,545,888
Less, Grant Date Fair Value of Option Awards Reported in the 2022 Summary Compensation Table	(5,273,600)	(1,845,760)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested at the End of 2022	1,641,075	574,376
Plus, Change in Fair Value from the End of 2021 to the End of 2022 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2022	(6,169,236)	(1,916,091)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	705,655	246,979
Plus, Change in Fair Value of Awards from the End of 2021 to Vesting Date Granted in Prior Years that Vested in 2022	(2,049,035)	(687,848)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
CAP for Fiscal Year 2022	(4,951,630)	(1,082,456)

Named Executive Officers, Footnote
(1)
Dr. Kirk is our current PEO and was our PEO from November 2023 through the end of fiscal year 2023. Mr. Fowler was our PEO for fiscal year 2022 and from January 2023 to November 2023 of fiscal year 2023.

Adjustment To PEO Compensation, Footnote
(6)
For fiscal year 2023, the CAP to Dr. Kirk and Mr. Fowler and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Dr. Kirk (PEO) ($)	Mr. Fowler (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2023 Summary Compensation Table	2,602,155	4,830,882	1,989,501
Less, Grant Date Fair Value of Option Awards Reported in the 2023 Summary Compensation Table	(1,957,470)	(4,291,533)	(1,388,304)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested at the End of 2023	829,580	683,868	129,230
Plus, Change in Fair Value from the End of 2022 to the End of 2023 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2023	(729,096)	(2,705,769)	(727,123)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	746,183	2,307,379	383,865
Plus, Change in Fair Value of Awards from the End of 2022 to Vesting Date Granted in Prior Years that Vested in 2023	(443,037)	(1,504,232)	(474,875)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—	(629,242)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—	—
CAP for Fiscal Year 2023	1,048,315	(679,405)	(716,948)

(7)
For fiscal year 2022, the CAP to Mr. Fowler and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	Mr. Fowler (PEO) ($)	Non-PEO NEOs (Average) ($)
Total Compensation Reported in 2022 Summary Compensation Table	6,193,511	2,545,888
Less, Grant Date Fair Value of Option Awards Reported in the 2022 Summary Compensation Table	(5,273,600)	(1,845,760)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested at the End of 2022	1,641,075	574,376
Plus, Change in Fair Value from the End of 2021 to the End of 2022 of Awards Granted in Prior Years that are Outstanding and Unvested at the End of 2022	(6,169,236)	(1,916,091)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	705,655	246,979
Plus, Change in Fair Value of Awards from the End of 2021 to Vesting Date Granted in Prior Years that Vested in 2022	(2,049,035)	(687,848)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
CAP for Fiscal Year 2022	(4,951,630)	(1,082,456)

Non-PEO NEO Average Total Compensation Amount			$ 1,989,501	$ 2,545,888
Non-PEO NEO Average Compensation Actually Paid Amount			$ (716,948)	(1,082,456)
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The following graph sets forth the relationship between CAP to each of our PEOs, Dr. Kirk and Mr. Fowler, the average of CAP to our Non-PEO NEOs, and our cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following graph sets forth the relationship between CAP to each of our PEOs, Dr. Kirk and Mr. Fowler, the average of CAP to our Non-PEO NEOs, and our net income (loss) over the two most recently completed fiscal years.

Total Shareholder Return Amount			$ 5.67	42.11
Net Income (Loss)			$ (101.9)	(68.2)
Additional 402(v) Disclosure
(7)
For fiscal year 2022, the CAP to Mr. Fowler and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

Less, Grant Date Fair Value of Option Awards Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,388,304)	(1,845,760)
Plus, Year-End Fair Value of Awards Granted are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,230	574,376
Plus Change In Fair Value Of Awards To Vesting Date Granted In Prior Years That Are Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(474,875)	(687,848)
Plus, Vesting Date Fair Value of Awards Granted
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			383,865	246,979
Plus Change In Fair Value Of Awards Granted In Prior Year That Are Outsanding And Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(727,123)	(1,916,091)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(629,242)	0
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Dr. Krik
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,602,155
PEO Actually Paid Compensation Amount			1,048,315
Non-PEO NEO Average Total Compensation Amount				2,545,888
Non-PEO NEO Average Compensation Actually Paid Amount				(1,082,456)
PEO Name	Dr. Kirk
Dr. Krik | Less, Grant Date Fair Value of Option Awards Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,957,470)
Dr. Krik | Plus, Year-End Fair Value of Awards Granted are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			829,580
Dr. Krik | Plus Change In Fair Value Of Awards To Vesting Date Granted In Prior Years That Are Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(443,037)
Dr. Krik | Plus, Vesting Date Fair Value of Awards Granted
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			746,183
Dr. Krik | Plus Change In Fair Value Of Awards Granted In Prior Year That Are Outsanding And Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(729,096)
Dr. Krik | Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Dr. Krik | Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Mr.Fowler
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,830,882	6,193,511
PEO Actually Paid Compensation Amount			(679,405)	$ (4,951,630)
PEO Name		Mr. Fowler		Mr. Fowler
Mr.Fowler | Less, Grant Date Fair Value of Option Awards Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,291,533)	$ (5,273,600)
Mr.Fowler | Plus, Year-End Fair Value of Awards Granted are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			683,868	1,641,075
Mr.Fowler | Plus Change In Fair Value Of Awards To Vesting Date Granted In Prior Years That Are Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,504,232)	(2,049,035)
Mr.Fowler | Plus, Vesting Date Fair Value of Awards Granted
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,307,379	705,655
Mr.Fowler | Plus Change In Fair Value Of Awards Granted In Prior Year That Are Outsanding And Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,705,769)	(6,169,236)
Mr.Fowler | Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Mr.Fowler | Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Mr. Belsky
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,989,501
Non-PEO NEO Average Compensation Actually Paid Amount			(716,948)
Dr. Mordwinkin
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,989,501
Non-PEO NEO Average Compensation Actually Paid Amount			(716,948)
Dr. Henig
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,989,501	2,545,888
Non-PEO NEO Average Compensation Actually Paid Amount			$ (716,948)	$ (1,082,456)